Goodwill and Other Intangible Assets, net (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill on a consolidated basis for fiscal 2020 consist of the following (in thousands):

March 31, 2020
Balance, beginning of year	$1,270,120
Foreign currency impact	613
Balance, end of year	$1,270,733

Schedule of Intangible Assets
Other intangible assets, net excluding goodwill consist of the following (in thousands):

	Weighted Average Useful Life (in months)	March 31,
		2019	2020
Capitalized software	107	$188,608	$189,554
Customer relationships	120	351,555	351,555
Trademarks and tradenames	120	55,003	55,003
Total intangible assets		595,166	596,112
Less: accumulated amortization		(336,043)	(394,520)
Total other intangible assets, net		$259,123	$201,592

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of March 31, 2020, the estimated future amortization expense of the Company’s other intangible assets in the table above is as follows (in thousands):

	Fiscal Year Ended March 31,
	2021	2022	2023	2024	2025
Capitalized software	$17,195	$15,938	$15,584	$15,277	$10,621
Customer relationships	29,243	24,660	20,794	17,534	10,473
Trademarks and tradenames	5,501	5,501	5,501	4,753	3,017
Total amortization	$51,939	$46,099	$41,879	$37,564	$24,111